Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents the Company’s net revenues, expenses and income before taxes by segment for the years ended December 31, 2013, 2012 and 2011(in thousands):

	Year Ended
	December 31,
	2013(1)	2012	2011
Independent retail advice:
Revenues	$94,930	$—	$—
Expenses	95,624	—	—
Income	$(694)	$—	$—
Wholesale broker-dealer:
Revenues	$802,965	$286,572	$174,729
Expenses	757,792	280,085	170,987
Income	$45,173	$6,487	$3,742
Transaction management:
Revenues	$24,367	$—	$—
Expenses	14,517	—	—
Income	$9,850	$—	$—
Investment banking and capital markets:
Revenues	$47,884	$925	$—
Expenses	5,107	—	—
Income	$42,777	$925	$—
Transfer agent:
Revenues	$12,558	$—	$—
Expenses	9,588	—	—
Income	$2,970	$—	$—

Revenue reconciliation
Total revenues for reportable segments	$982,704	$287,497	$174,729
Intercompany revenues	(7,637)	—	—
Total revenues	$975,067	$287,497	$174,729

Income reconciliation
Total income for reportable segments	$100,076	$7,412	$3,742
Corporate and other expenses	(218)	—	—
Income before income taxes	$99,858	$7,412	$3,742

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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Reconciliation of Assets from Segment to Consolidated
The following table presents the Company’s total assets by segment as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013(1)	December 31, 2012
Segment assets:
Independent retail advice	$225,623	$—
Wholesale broker-dealer	32,058	15,286
Transaction management	20,211	—
Investment banking and capital markets	46,529	925
Transfer agent	8,618	—
Total assets for reportable segments	$333,039	$16,211

Assets reconciliation:
Total assets for reportable segments	$333,039	$16,211
Other assets and intercompany eliminations	3,486	—
Total consolidated assets	$336,525	$16,211
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.